Note 43 - Deutsche Bank Parent Long-Term Debt (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Total Dec 31 [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	€ 283	€ 571
Total long-term debt	162,108	169,007
Total Dec 31 [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	61,469	62,296
Floating rate	18,184	27,991
Other	72,549
Total Dec 31 [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,157	6,047
Floating rate	2,467	€ 2,846
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	15
Total long-term debt	50,063
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,053
Floating rate	3,135
Other	37,246
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	14
Floating rate	600
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	93
Total long-term debt	14,744
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,038
Floating rate	1,373
Other	1,044
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	1,197
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	88
Total long-term debt	12,680
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,182
Floating rate	2,327
Other	999
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	64
Floating rate	21
Due in 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	0
Total long-term debt	12,290
Due in 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5,295
Floating rate	3,243
Other	935
Due in 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,623
Floating rate	194
Due in 2026 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	42
Total long-term debt	16,045
Due in 2026 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,987
Floating rate	3,235
Other	814
Due in 2026 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,967
Floating rate	0
Due after 2026 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	46
Total long-term debt	56,286
Due after 2026 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	16,915
Floating rate	4,871
Other	31,511
Due after 2026 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,488
Floating rate	€ 455